UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS

(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 216

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.

225 South Lake Avenue, Suite 216

Pasadena, CA 91101

(Name and address of agent for service)

Copies to:

Susan Penry-Williams, Esq.

Kramer, Levin, Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Shares	Common Stocks: 95.8%	Value

	Efficiency: 51.4%
2,300	Acuity Brands Inc.*	$276,023
15,200	Ameresco PLC	245,936
3,100	APTIV PLC	246,419
6,700	Gentherm Inc.	246,962
5,480	Hella GmbH & Co. KGaA*	241,616
6,040	Johnson Matthey PLC*	247,445
5,840	Kingspan Group PLC	270,465
870	LG Chem Ltd.	281,152
23,315	Nibe Industrier AB - B Shares	298,653
11,700	ON Semiconductor Corp.	240,669
6,600	Quanta Services Inc.	249,084
1,330	Samsung SDI Co., Ltd.*	251,747
3,730	Schneider Electric SE	292,953
5,900	Sensata Technologies Holding*	265,618
265,000	Tianneng Power International	239,153
24,500	TransAlta Renewables Inc.	248,236
558,000	Wasion Group Holdings Ltd.	292,547
		4,434,678
	Geothermal: 3.5%
5,559	Ormat Technologies Inc.	306,579

	Solar: 17.2%
13,700	Albioma SA	321,664
12,100	Canadian Solar Inc.*	225,423
9,200	Daqo New Energy Corp.	303,876
6,100	First Solar Inc.	322,324
642,200	Xinyi Solar Holdings Ltd.	310,101
		1,483,388
	Wind: 23.7%
392,197	China Datang Corp. Renewable Power Co., Ltd. - H Shares	46,627
408,000	China Longyuan Power Group Corp. - H Shares	284,407
973,000	China Suntien Green Energy Corp. Ltd. - H Shares	296,938
1,564,947	Concord New Energy Group Ltd.	82,835
928,000	Huaneng Renewables Corp. Ltd. - H Shares	258,473
27,980	Iberdrola SA	245,598
15,950	Siemens Gamesa Renewable Energy	254,495
9,700	TPI Composites Inc.*	277,614
3,565	Vestas Wind Systems A/S	300,285
		2,047,272

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Shares	Common Stocks: 95.8%	Value

	Total Common Stocks	$8,271,917
	(cost $8,504,447)

	Total Investments in Securities	8,271,917
	(cost $8,504,447): 95.8%

	Other Assets less Liabilities: 4.2%	362,996

	Net Assets: 100.0%	$8,634,913

*	Non-income producing security.

PLC - Public Limited Company

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Shares	Common Stocks: 99.6%	Value

	Australia: 6.3%
26,710	Corporate Travel Management Ltd.	$482,623
33,141	Sonic Healthcare Ltd.	577,941
		1,060,564

	China: 41.9%
65,500	AAC Technologies Holdings Inc.	391,818
98,000	Anhui Conch Cement Co., Ltd. - H Shares	601,067
5,400	Autohome Inc.	567,648
2,600	Baidu Inc.*	428,610
610,000	China Construction Bank Corp. - H Shares	524,005
888,000	China Lesso Group Holdings Ltd.	576,516
113,000	China Merchants Bank Co., Ltd. - H Shares	551,319
640,200	China Minsheng Banking Corp. Ltd. - H Shares	465,148
220,000	Geely Automobile Holdings Ltd.	420,744
1,900	NetEase Inc. - ADR	458,755
6,300	New Oriental Education & Technology Group Inc. - ADR	567,567
11,200	Noah Holdings Ltd.*	542,752
422,000	Shenzhen Expressway Co., Ltd. - H Shares	495,076
10,500	Tencent Holdings Ltd.	484,828
		7,075,853
	Hong Kong: 6.1%
2,851,000	Li & Fung Ltd.	513,408
556,000	Sino Biopharmaceutical Ltd.	510,601
		1,024,009

	Malaysia: 2.6%
78,300	Public Bank Bhd	444,136

	Singapore: 3.2%
29,279	DBS Group Holdings Ltd.	546,617

	South Korea: 8.7%
46,930	Hanon Systems	470,052
5,210	KT&G Corp.	474,252
13,550	Samsung Electronics Co., Ltd.	533,725
		1,478,029
	Taiwan: 19.0%
59,000	Catcher Technology Co., Ltd.	455,076
163,000	Elite Material Co., Ltd.	564,996
3,500	Largan Precision Co., Ltd.	525,362
102,000	Novatek Microelectronics Corp.	656,211
2	Shin Zu Shing Co., Ltd.	7
26,000	St Shine Optical Co., Ltd.	508,608
62,000	Taiwan Semiconductor Manufacturing Co., Ltd.	495,911
		3,206,171

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Shares	Common Stocks: 99.6%	Value

	Thailand: 9.2%
68,100	Electricity Generating PCL/Foreign	$626,633
159,700	Glow Energy PCL/Foreign	457,847
307,400	PTT PCL/Foreign	464,811
		1,549,291

	United States: 2.6%
7,600	QUALCOMM Inc.	433,428

	Total Common Stocks	16,818,098
	(cost $11,860,769)

	Total Investments in Securities	16,818,098
	(cost $11,860,769): 99.6%

	Other Assets less Liabilities: 0.4%	63,896

	Net Assets: 100.0%	$16,881,994

*	Non-income producing security.

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Shares	Common Stocks: 98.2%	Value

	Australia: 10.8%
7,280	Corporate Travel Management Ltd.	$131,542
5,336	Janus Henderson Group PLC	132,583
7,137	JB Hi-Fi Ltd.	126,398
7,498	Sonic Healthcare Ltd.	130,757
		521,280
	China: 24.0%
20,000	AAC Technologies Holdings Inc.	119,639
148,000	China Construction Bank Corp. - H Shares	127,136
141,000	China Lilang Ltd.	159,716
118,000	China Medical System Holdings - H Shares	114,760
29,000	China Merchants Bank Co., Ltd. - H Shares	141,489
162,680	China Minsheng Banking Corp. Ltd. - H Shares	118,198
11,000	China Mobile Ltd.	112,019
162,000	Industrial & Commercial Bank of China Ltd. - H Shares	118,807
129,600	Yangzijiang Shipbuilding Holdings Ltd.	143,777
		1,155,541
	Hong Kong: 13.5%
30,500	BOC Hong Kong Holdings Ltd.	126,360
725,000	Li & Fung Ltd.	130,558
11,000	Link REIT/The	128,732
41,000	Luk Fook Holdings International Ltd.	138,309
139,000	Pacific Textiles Holdings Ltd.	125,051
		649,010
	Malaysia: 2.7%
23,200	Public Bank Bhd	131,596

	Singapore: 7.9%
60,000	Ascendas Real Estate Investment Trust - REIT	128,861
68,400	CapitaLand Mall Trust - REIT	120,116
7,164	DBS Group Holdings Ltd.	133,746
		382,723
	South Korea: 5.3%
12,440	Hanon Systems	124,599
1,420	KT&G Corp.	129,259
		253,858

	Taiwan: 23.7%
16,000	Asustek Computer Inc.	115,762
17,000	Catcher Technology Co., Ltd.	131,124
52,000	Elite Material Co., Ltd.	180,244
56,517	Hon Hai Precision Industry Co., Ltd.	135,402
1,000	Largan Precision Co., Ltd.	150,103
24,000	Novatek Microelectronics Corp.	154,402
7,000	St Shine Optical Co., Ltd.	136,933
17,000	Taiwan Semiconductor Manufacturing Co., Ltd.	135,975
		1,139,945

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Shares	Common Stocks: 98.2%	Value

	Thailand: 5.3%
76,500	PTT PCL/Foreign	$115,673
50,000	Tisco Financial Group PCL/Foreign	139,210
		254,883

	United States: 5.0%
2,500	Aflac Inc.	125,000
2,000	QUALCOMM Inc.	114,060
		239,060

	Total Common Stocks	4,727,896
	(cost $4,507,541)

	Total Investments in Securities	4,727,896
	(cost $4,507,541): 98.2%

	Other Assets less Liabilities: 1.8%	85,222

	Net Assets: 100.0%	$4,813,118

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Shares	Common Stocks: 99.9%	Value

	Appliances: 3.1%
694,000	Haier Electronics Group Co., Ltd.	$2,024,612

	Auto/Cars - Light Trucks: 3.0%
1,022,000	Geely Automobile Holdings Ltd.	1,954,546

	Auto/Truck Parts & Equipment: 3.5%
1,414,480	Weichai Power Co., Ltd. - H Shares	2,266,945

	Building Products: 7.2%
384,000	Anhui Conch Cement Co., Ltd. - H Shares	2,355,202
3,569,000	China Lesso Group Holdings Ltd.	2,317,102
		4,672,304
	Casino Hotels: 2.7%
257,000	Galaxy Entertainment Group Ltd.	1,754,411

	Commercial Banks: 14.9%
455,000	BOC Hong Kong Holdings Ltd.	1,885,040
2,114,670	China Construction Bank Corp. - H Shares	1,816,553
478,500	China Merchants Bank Co., Ltd. - H Shares	2,334,566
2,516,200	China Minsheng Banking Corp. Ltd.	1,828,189
2,442,330	Industrial & Commercial Bank of China Ltd. - H Shares	1,791,146
		9,655,494

	E-Commerce/Services: 3.4%
21,300	Autohome Inc.	2,239,056

	Electronic Component - Miscellaneous: 5.7%
305,500	AAC Technologies Holdings Inc.	1,827,486
17,220,000	Tongda Group Holdings Ltd.	1,917,725
		3,745,211
	Food-Confectionery: 2.8%
2,432,500	Dali Foods Group Co., Ltd.	1,829,110

	Industrial Automation: 3.6%
113,200	Hollysys Automation Technologies Ltd.	2,370,408

	Insurance: 4.1%
238,000	Ping An Insurance Group Company of China Ltd. - H Shares	2,680,654

	Internet Application Software: 3.2%
44,600	Tencent Holdings Ltd.	2,059,364

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Shares	Common Stocks: 99.9%	Value

	Internet Content - Entertainment: 3.2%
8,575	NetEase Inc. - ADR	$2,070,434

	Investment Management/Advisor Services: 3.0%
39,900	Noah Holdings Ltd.*	1,933,554

	Oil Company - Exploration & Production: 3.4%
1,171,000	CNOOC Ltd.	2,192,439

	Pharmaceuticals: 6.1%
1,522,000	China Medical System Holdings	1,480,204
2,668,000	Sino Biopharmaceutical Ltd.	2,450,151
		3,930,355

	Public Thoroughfares: 3.0%
1,650,000	Shenzhen Expressway Co., Ltd. - H Shares	1,935,725

	Real Estate Operations/Development: 3.1%
522,000	China Overseas Land & Investments Ltd.	1,986,104

	Retail - Apparel/Shoe: 3.1%
1,790,000	China Lilang Ltd.	2,027,602

	Schools: 3.9%
27,900	New Oriental Education & Technology Group Inc. - ADR	2,513,511

	Semiconductor Component-Integrated Circut: 2.7%
30,500	QUALCOMM Inc.	1,739,415

	Shipbuilding: 3.4%
2,000,700	Yangzijiang Shipbuilding Holdings Ltd.	2,219,550

	Telecommunication Equipment: 2.6%
166,600	VTech Holdings Ltd.	1,707,254

	Textile-Products: 2.7%
1,958,000	Pacific Textiles Holdings Ltd.	1,761,510

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Shares	Common Stocks: 99.9%	Value

	Web Portals: 2.5%
9,800	Baidu Inc.*	$1,615,530

	Total Common Stocks	64,885,098
	(cost $48,311,865)

	Total Investments in Securities	64,885,098
	(cost $48,311,865): 99.9%

	Other Assets less Liabilities: 0.1%	51,364

	Net Assets: 100.0%	$64,936,462

*	Non-income producing security.

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON DIVIDEND BUILDER FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Shares	Common Stocks: 98.7%	Value

	Australia: 2.6%
14,323	Sonic Healthcare Ltd.	$249,777

	China: 7.1%
57,000	ANTA Sports Products Ltd.	389,098
33,500	Hengan International Group Co.	295,083
		684,181
	Denmark: 2.8%
5,200	Novo Nordisk A/S	272,967

	France: 5.4%
3,480	Danone SA	268,350
3,190	Schneider Electric SE	250,542
		518,892
	Germany: 2.6%
1,980	Deutsche Boerse AG	253,945

	Japan: 2.7%
10,300	Japan Tobacco Inc.	255,297

	Netherlands: 5.3%
5,340	Randstad Holding NV	260,936
7,960	Royal Dutch Shell PLC - Class A	249,646
		510,582
	South Africa: 2.7%
33,530	Vodacom Group Ltd.	259,343

	Switzerland: 5.6%
2,900	Nestle SA	276,534
960	Roche Holding AG	265,225
		541,759
	Taiwan: 2.9%
35,000	Taiwan Semiconductor Manufacturing Co., Ltd.	279,949

	United Kingdom: 16.8%
42,430	BAE Systems PLC	267,008
7,330	British American Tobacco PLC	305,474
8,150	Imperial Tobacco Group PLC	278,798
3,040	Reckitt Benckiser Group PLC	253,016
4,980	Unilever PLC	285,645
21,550	WPP PLC	227,928
		1,617,869

GUINNESS ATKINSON DIVIDEND BUILDER FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Shares	Common Stocks: 98.7%	Value

	United States: 42.2%
3,370	AbbVie Inc.	$271,588
5,320	Aflac Inc.	266,000
3,260	Arthur J Gallagher & Co.	254,606
950	Broadcom Inc.	285,674
5,520	Cisco Systems Inc.	298,025
1,520	CME Group Inc.	250,162
3,350	Eaton Corp. PLC	269,876
1,880	Illinois Tool Works Inc.	269,836
1,890	Johnson & Johnson	264,203
3,210	Merck & Co., Inc.	266,976
2,340	Microsoft Corp.	275,980
3,660	Paychex Inc.	293,532
2,580	Procter & Gamble Co/The	268,449
1,970	United Technologies Corp.	253,913
3,100	VF Corp.	269,421
		4,058,241

	Total Common Stocks	9,502,802
	(cost $7,777,235)

	Total Investments in Securities	9,502,802
	(cost $7,777,235): 98.7%

	Other Assets less Liabilities: 1.3%	122,799

	Net Assets: 100.0%	$9,625,601

PLC - Public Limited Company

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Shares	Common Stocks: 98.2%	Value

	Energy - Alternate Sources: 0.8%
25,300	SunPower Corp.*	$164,703

	Financials - Investment Companies: 0.3%
10,000,000	Reabold Resources PLC*†	74,891

	Machinery - General Industries: 0.2%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares*	34,576

	Oil & Gas - Drilling: 0.6%
4,183,812	Cluff Natural Resources PLC*†	128,268

	Oil & Gas - Exploration & Production: 39.8%
15,750	Anadarko Petroleum Corp.	716,310
22,409	Apache Corp.	776,696
27,600	Canadian Natural Resources Ltd.	757,769
459,000	CNOOC Ltd.	859,376
11,100	ConocoPhillips	740,814
26,300	Devon Energy Corp.	830,028
100,960	Encana Corp.	730,953
698,157	EnQuest PLC*	173,567
238,274	JKX Oil & Gas PLC*†	169,654
32,670	Noble Energy Inc.	807,929
41,000	Oasis Petroleum Inc.*	247,640
11,400	Occidental Petroleum Corp.	754,680
46,199	Ophir Energy PLC*	34,288
249,550	SOCO International PLC	223,618
143,580	Tullow Oil PlC	451,232
20,797	Unit Corp.*	296,149
		8,570,703
	Oil & Gas - Field Services: 8.6%
23,800	Halliburton Co.	697,340
50,980	Helix Energy Solutions Group, Inc.*	403,252
17,200	Schlumberger Ltd.	749,404
		1,849,996

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Shares	Common Stocks: 98.2%	Value

	Oil & Gas - Integrated: 40.7%
112,490	BP PLC	$819,083
6,700	Chevron Corp.	825,306
46,860	ENI SpA	829,479
35,220	Equinor ASA	772,253
165,650	Gazprom OAO - ADR	750,353
28,201	Imperial Oil Ltd.	769,838
16,118	OMV AG	875,341
1,193,000	PetroChina Co., Ltd. - H Shares	774,339
25,620	Royal Dutch Shell PLC - Class A	803,510
23,676	Suncor Energy, Inc.	767,320
13,940	TOTAL SA	775,214
		8,762,036

	Oil & Gas - Pipelines and Transportation: 3.5%
20,900	Enbridge Inc.	757,834

	Oil Refining & Marketing: 3.7%
9,269	Valero Energy, Corp.	786,289

	Total Common Stocks	21,129,296
	(cost $25,067,731)

	Total Investments in Securities	21,129,296
	(cost $25,067,731): 98.2%

	Other Assets less Liabilities: 1.8%	383,806

	Net Assets: 100.0%	$21,513,102

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

†	The Advisor has determined these securities to be Illiquid. As of March 31, 2019, the total market value of these illiquid securities represent 1.7% of net assets.

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Shares	Common Stocks: 99.7%	Value

	Application Software: 3.4%
48,770	Check Point Software Technologies Ltd.*	$6,168,917

	Athletic Footwear: 3.3%
71,173	NIKE Inc.	5,993,478

	Cable/Satellite TV: 3.5%
159,170	Comcast Corp. - Class A	6,363,617

	Commercial Services: 3.8%
65,200	PayPal Holdings, Inc.*	6,770,368

	Computers: 3.2%
79,180	Cognizant Technology Solutions Corp. - A Shares	5,736,591

	Diversified Manufacturing Operations: 9.6%
46,010	Danaher Corp.	6,074,240
74,950	Eaton Corp. PLC	6,037,972
48,360	Siemens AG	5,210,981
		17,323,193
	Electronic Components - Miscellaneous: 2.9%
866,000	AAC Technologies Holdings Inc.	5,180,370

	Electronic Components - Semiconductor: 9.8%
262,000	Infineon Technologies AG	5,215,585
37,965	NVIDIA Corp.	6,816,995
5,844	Samsung Electronics Co., Ltd. - GDR	5,733,772
		17,766,352
	Enterprise Software/Services: 3.5%
53,839	SAP SE	6,232,871

	Finance - Other Services: 3.1%
74,420	Intercontinental Exchange, Inc.	5,666,339

	Industrial Automation/Robot: 3.3%
35,300	FANUC Corp.	6,025,080

	Internet Application Software: 3.7%
143,400	Tencent Holdings Ltd.	6,621,363

	Internet Content: 3.3%
35,590	Facebook Inc.*	5,932,497

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Shares	Common Stocks: 99.7%	Value

	Machinery - Electric Utility: 3.0%
282,800	ABB Ltd.	$5,327,157

	Machinery: 3.6%
19,050	Roper Industries, Inc.	6,514,529

	Metal Processors & Fabricators: 2.9%
684,000	Catcher Technology Co., Ltd.	5,275,799

	Networking Products: 3.7%
125,295	Cisco Systems Inc.	6,764,677

	Power Conversion/Supply Equipment: 3.3%
75,810	Schneider Electric SE	5,954,102

	Retail - Apparel: 3.5%
938,000	ANTA Sports Products Ltd.	6,403,055

	Rubber-Tires: 3.1%
36,615	Continental AG	5,512,445

	Schools: 3.8%
75,290	New Oriental Education & Technology Group Inc. - ADR	6,782,876

	Semiconductor: 10.1%
148,650	Applied Materials Inc.	5,895,459
54,250	KLA-Tencor Corp.	6,477,993
32,200	Lam Research Corp.	5,764,122
		18,137,574

	Web Portals: 6.3%
5,170	Alphabet Inc. - A Shares*	6,084,521
32,000	Baidu Inc.*	5,275,200
		11,359,721

	Total Common Stocks	179,812,971
	(cost $138,306,761)

	Total Investments in Securities	179,812,971
	(cost $138,306,761): 99.7%

	Other Assets less Liabilities: 0.3%	603,248

	Net Assets: 100.0%	$180,416,219

*	Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC - Public Limited Company

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND

Schedule of Investments

at March 31, 2019 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 105.8%	Value

	Auto-Cars/Light Trucks: 7.6%
1,000,000	Daimler International Finance BV, 4.800%, 04/09/21	$152,984

	Commercial Banks Non-US: 22.3%
1,000,000	Australia & New Zealand Banking Group Ltd., Callable Bond, 4.750%, 01/30/25	149,237
1,000,000	Commonwealth Bank of Australia, 4.200%, 10/26/20	150,890
1,000,000	Commonwealth Bank of Australia, Callable Bond, 5.150%, 03/11/25	150,217
		450,344
	Computers: 7.3%
1,000,000	Lenovo Group Ltd., 4.950%, 06/10/20	149,250

	Export/Import Bank: 7.6%
1,000,000	Export-Import Bank of Korea, 4.500%, 01/27/24	153,635

	Finance - Leasing Company: 7.3%
1,000,000	Far East Horizon Ltd., 4.900%, 02/27/21	149,637

	Real Estate Operator/Developer: 22.6%
1,000,000	Franshion Brilliant Ltd., 5.200%, 03/08/21	151,532
1,000,000	Long Profit Group Ltd. Via Ocean Wealth II Ltd., 6.500%, 02/27/20	152,155
1,000,000	Shui On Development Holding Ltd., 6.880%, 03/02/21	153,196
		456,883
	Special Purpose Banks: 7.3%
1,000,000	The Korea Development Bank, 4.500%, 11/10/20	148,743

	Supranational Banks: 23.8%
1,000,000	Arab Petroleum Investments Corp, 4.700%, 03/13/21	150,217
500,000	Asian Development Bank, 2.850%, 10/21/20	74,342
1,000,000	Central American Bank for Economic Integration, 4.200%, 09/21/21	150,420
710,000	International Finance Corp., 3.100%, 09/24/19	105,583
		480,562

	Total Corporate Bonds	2,142,038
	(cost $2,231,887)

	Total Investments in Securities	2,142,038
	(cost $2,231,887): 105.8%

	Liabilities in Excess of Other Assets: (5.8%)	(118,048)

	Net Assets: 100.0%	$2,023,990

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

Note 1 – Organization

Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Currently, the Trust offers eight separate series: Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Builder Fund (the “Asia Pacific Dividend Builder Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy Fund”), Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Dividend Builder Fund (the “Dividend Builder Fund”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which (each a “Fund” and collectively, the “Funds”) are covered by this report. Except for the Dividend Builder Fund, each Fund is a non-diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Builder Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Dividend Builder Fund began operations on March 30, 2012. Each of the Funds is authorized to issue a single class of shares except for the Global Innovators Fund. The Global Innovators Fund is authorized to issue two classes of shares: Investor Class shares and Institutional Class shares. Institutional Class shares of the Global Innovators Fund commenced operations on December 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Global Innovators Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovator Fund’s investment objective is long-term capital appreciation. The Asia Pacific Dividend Builder Fund’s investment objective is to provide investors with dividend income and long-term capital growth. The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong. The Renminbi Yuan & Bond Fund’s investment objective is to seek total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit. The Dividend Builder Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. (“GAAP”).

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

A.	Security Valuation. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Debt securities are valued based on available market quotations received from an independent pricing service provider, approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information. Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. Short-term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

B.	Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from securities transactions are calculated using the identified cost method.

C.	Concentration of Risk. The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors. The Asia Focus Fund invests substantially all of its assets in the Asian continent. The Asia Pacific Dividend Builder Fund invests primarily in dividend-producing equity securities of Asia Pacific companies. The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments. The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions. The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

Note 3 – Federal Income Tax Information

At March 31, 2019, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Builder Fund	China & Hong Kong Fund
Cost of investments	$8,504,447	$11,860,769	$4,507,541	$48,311,865
Gross unrealized appreciation	586,499	5,648,113	638,591	19,985,451
Gross unrealized depreciation	(819,029)	(690,784)	(418,236)	(3,412,218)
Net unrealized appreciation (depreciation) on investments	(232,530)	4,957,329	220,355	16,573,233

	Dividend Builder Fund	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Cost of investments	$7,777,235	$25,067,731	$138,306,761	$2,231,887
Gross unrealized appreciation	2,231,810	3,080,726	52,963,775	6,384
Gross unrealized depreciation	(506,243)	(7,019,161)	(11,457,565)	(96,233)
Net unrealized appreciation (depreciation) on investments	1,725,567	(3,938,435)	41,506,210	(89,849)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2019, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Basic Materials	$303,876	$528,596	$-	$832,472
Communications	-	251,747	-	251,747
Consumer, Cyclical	493,381	241,616	-	734,997
Consumer, Non-cyclical	249,084	-	-	249,084
Energy	1,073,597	1,240,264	-	2,313,861
Industrial	541,641	1,101,224	-	1,642,865
Technology	240,669	-	-	240,669
Utilities	552,515	1,453,707	-	2,006,222
Total Investments, at Value	3,454,763	4,817,154	-	8,271,917
Total Assets	$3,454,763	$4,817,154	$-	$8,271,917

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Communications	$996,258	$484,828	$-	$1,481,086
Consumer, Cyclical	-	1,886,828	-	1,886,828
Consumer, Non-cyclical	567,567	2,566,479	-	3,134,046
Energy	-	464,810	-	464,810
Financial	542,752	2,531,224	-	3,073,976
Industrial	-	3,114,843	-	3,114,843
Technology	892,183	1,685,846	-	2,578,029
Utilities	-	1,084,480	-	1,084,480
Total Investments, at Value	2,998,760	13,819,338	-	16,818,098
Total Assets	$2,998,760	$13,819,338	$-	$16,818,098

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

Asia Pacific Dividend Builder Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Communications	$-	$112,019	$-	$112,019
Consumer, Cyclical	-	936,175	-	936,175
Consumer, Non-cyclical	-	511,708	-	511,708
Energy	-	115,673	-	115,673
Financial	125,000	1,546,832	-	1,671,832
Industrial	-	860,289	-	860,289
Technology	114,060	406,140	-	520,200
Total Investments, at Value	239,060	4,488,836	-	4,727,896
Total Assets	$239,060	$4,488,836	$-	$4,727,896

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Communications	$3,854,586	$2,059,364	$-	$5,913,950
Consumer, Cyclical	-	13,496,880	-	13,496,880
Consumer, Non-cyclical	2,513,511	7,695,191	-	10,208,702
Energy	-	2,192,438	-	2,192,438
Financial	3,724,700	12,531,105	-	16,255,805
Industrial	-	13,007,474	-	13,007,474
Technology	3,809,849	-	-	3,809,849
Total Investments, at Value	13,902,646	50,982,452	-	64,885,098
Total Assets	$13,902,646	$50,982,452	$-	$64,885,098

Dividend Builder Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Communications	$298,025	$487,271	$-	$785,296
Consumer, Cyclical	269,421	389,098	-	658,519
Consumer, Non-cyclical	1,071,216	3,267,100	-	4,338,316
Energy	-	249,646	-	249,646
Financial	770,768	253,945	-	1,024,713
Industrial	793,626	517,550	-	1,311,176
Technology	855,186	279,950	-	1,135,136
Total Investments, at Value	4,058,242	5,444,560	-	9,502,802
Total Assets	$4,058,242	$5,444,560	$-	$9,502,802

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Energy	$12,714,060	$8,215,957	$-	$20,930,017
Industrial	164,703	34,576	-	199,279
Total Investments, at Value	12,878,763	8,250,533	-	21,129,296
Total Assets	$12,878,763	$8,250,533	$-	$21,129,296

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Communications	$30,420,512	$6,621,363	$-	$37,041,875
Consumer, Cyclical	5,993,478	11,915,499	-	17,908,977
Consumer, Non-cyclical	19,627,484	-	-	19,627,484
Financial	5,666,339	-	-	5,666,339
Industrial	12,552,501	32,973,489	-	45,525,990
Technology	36,860,077	17,182,229	-	54,042,306
Total Investments, at Value	111,120,391	68,692,580	-	179,812,971
Total Assets	$111,120,391	$68,692,580	$-	$179,812,971

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Corporate Bonds:
Consumer Cyclical	$-	$152,984	$-	$152,984
Financials	-	1,205,607	-	1,205,607
Government	-	634,197	-	634,197
Technology	-	149,250	-	149,250
Total Investments, at Value	-	2,142,038	-	2,142,038
Total Assets	$-	$2,142,038	$-	$2,142,038

[1]	Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	5/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	5/30/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/30/19